Consolidated Statements of Profit or Loss (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Profit or loss [abstract]
Net impairment charge/ (reversal) on cost of sales			₨ 146,821	₨ (2,611)
Asset under construction written off	₨ 2,440	$ 33